SCHEDULE OF INVESTMENTS
InvestEd 40 Portfolio (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value

Registered Investment Companies – 7.1%
iShares Core MSCI EAFE ETF	20	$1,214
iShares Core S&P 500 ETF	8	2,622

		3,836

TOTAL INVESTMENT FUNDS – 7.1%		$3,836

(Cost: $4,012)

AFFILIATED MUTUAL FUNDS

Ivy Core Equity Fund, Class N	176	3,141
Ivy Corporate Bond Fund, Class N	294	2,030
Ivy Crossover Credit Fund, Class N	36	406
Ivy Emerging Markets Equity Fund, Class N	77	1,835
Ivy Global Bond Fund, Class N	79	813
Ivy Government Securities Fund, Class N	3,288	19,005
Ivy High Income Fund, Class N	62	409
Ivy International Core Equity Fund, Class N	139	2,293
Ivy International Small Cap Fund, Class N	50	620
Ivy Large Cap Growth Fund, Class N	113	3,457
Ivy LaSalle Global Real Estate Fund, Class N	35	332
Ivy Limited-Term Bond Fund, Class N	356	3,950
Ivy Mid Cap Growth Fund, Class N	44	1,637
Ivy Mid Cap Income Opportunities Fund, Class N	37	524
Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class N	22	193
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class N	95	1,200
Ivy Pzena International Value Fund, Class N	42	589
Ivy Securian Core Bond Fund, Class N	534	5,983
Ivy Small Cap Growth Fund, Class N	20	523
Ivy Value Fund, Class N	45	920

TOTAL AFFILIATED MUTUAL FUNDS – 92.7%		$49,860

(Cost: $47,576)

SHORT-TERM SECURITIES

Money Market Funds(A) - 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	96	96

TOTAL SHORT-TERM SECURITIES – 0.2%		$96

(Cost: $96)

TOTAL INVESTMENT SECURITIES – 100.0%		$53,792

(Cost: $51,684)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(9)

NET ASSETS – 100.0%		$53,783

Notes to Schedule of Investments

(A)Rate shown is the annualized 7-day yield at September 30, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$3,836	$—	$—
Affiliated Mutual Funds	49,860	—	—
Short-Term Securities	96	—	—

Total	$53,792	$—	$—

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$51,684

Gross unrealized appreciation	3,129

Gross unrealized depreciation	(1,021)

Net unrealized appreciation	$2,108